Consolidating Financial Information of Guarantors and Issuers (Details)	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Subsidiary guarantor ownership percentage	100.00%
Unsecured Debt [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary ownership percentage, guaranteeing notes	100.00%
Subsidiary guarantor ownership percentage	100.00%